Disclosure of new standards adopted, impact summary consolidated balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Property, plant and equipment	$ 3,819,812	$ 3,964,233	$ 3,953,752
Deferred tax assets	15,513	31,937	40,162
Deferred revenue (current)	86,256	107,194	87,411
Deferred revenue (non-current)	479,822	494,736	528,835
Deferred tax liabilities	324,090	309,403	328,263
Reserves	(41,254)	(26,463)	(53,633)
Retained earnings	$ 442,770	361,399	225,393
As previously reported [Member]
Statements [Line Items]
Property, plant and equipment		3,880,894	3,865,823
Deferred tax assets		35,989	45,103
Deferred revenue (current)		49,907	65,619
Deferred revenue (non-current)		448,137	472,233
Deferred tax liabilities		302,092	320,536
Reserves		(10,300)	(42,040)
Retained earnings		377,146	216,933
Adjustments due to IFRS 9 [Member]
Statements [Line Items]
Property, plant and equipment		0	0
Deferred tax assets		0	0
Deferred revenue (current)		0	0
Deferred revenue (non-current)		0	0
Deferred tax liabilities		0	0
Reserves		(10,424)	(5,025)
Retained earnings		10,424	5,025
Adjustments due to IFRS 15 [Member]
Statements [Line Items]
Property, plant and equipment		83,339	87,929
Deferred tax assets		(4,052)	(4,941)
Deferred revenue (current)		57,287	21,792
Deferred revenue (non-current)		46,599	56,602
Deferred tax liabilities		7,311	7,727
Reserves		(5,739)	(6,568)
Retained earnings		$ (26,171)	$ 3,435